Equity (Call Option Contracts and Other Transactions) (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				3 Months Ended
	Feb. 01, 2013 EUR (€) shares	Dec. 17, 2012 € / shares	Dec. 17, 2012 € / shares $ / shares	Mar. 31, 2013 $ / shares	Feb. 01, 2013 USD ($) shares	Dec. 17, 2012 $ / shares
Telenet Self-Tender [Member]
Class of Stock [Line Items]
Use of restricted cash to fund transaction	€ 332.5				$ 454.6
Shares purchased pursuant to repurchase programs (in shares) | shares	9,497,637
Percentage ownership in subsidiary	58.40%
Warrants (in shares) | shares	3,000				3,000
Warrant Range One [Member]
Class of Stock [Line Items]
Warrants (in dollars per share) | (per share)		€ 13.48	$ 16.31
Warrant Range Two [Member]
Class of Stock [Line Items]
Warrants (in dollars per share) | (per share)		25.47	$ 30.82
Minimum [Member] | Telenet Self-Tender [Member]
Class of Stock [Line Items]
Share price (in dollar/euro per share) | € / shares		€ 35	$ 35
Maximum [Member] | Telenet Self-Tender [Member]
Class of Stock [Line Items]
Share price (in dollar/euro per share) | $ / shares						$ 42.35
Call Option [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Call options, exercise price (in dollars per share) | $ / shares				$ 0